Debt - Schedule of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Average rate of interest	5.40%	7.40%
Amount outstanding	$ 3,456	$ 3,764
Due in 2013	271	17
Due after 2013	3,185	3,747	4,128
Due after 2017	1,336	1,846
Average remaining term (in years)	4 years 8 months 12 days	4 years 8 months 12 days
Euro [Member]
Debt Instrument [Line Items]
Range of interest rates	3.00%
Average rate of interest	3.00%
Amount outstanding	187	476
Due in 2013	187
Average remaining term (in years)	9 months 18 days
U.S. dollar [Member]
Debt Instrument [Line Items]
Average rate of interest	5.80%
Amount outstanding	3,018	3,262
Due in 2013	78
Due after 2013	2,940
Due after 2017	1,336
Average remaining term (in years)	5 years
U.S. dollar [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	3.10%
U.S. dollar [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	9.80%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Range of interest rates	2.70%
Average rate of interest	2.70%
Amount outstanding	230
Due after 2013	230
Average remaining term (in years)	4 years 2 months 12 days
Bank Borrowings [Member]
Debt Instrument [Line Items]
Range of interest rates	2.00%
Average rate of interest	2.00%
Amount outstanding	5	4
Due after 2013	5
Average remaining term (in years)	2 years
Capital leases [Member]
Debt Instrument [Line Items]
Average rate of interest	5.80%
Amount outstanding	16	22
Due in 2013	6
Due after 2013	$ 10
Average remaining term (in years)	2 years
Capital leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.60%
Capital leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	13.80%